Related Party Transactions	9 Months Ended
May 31, 2016
Notes to Financial Statements
Note 8. Related Party Transactions

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company's securities, (ii) that is part of the Company's management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $4,250 per quarter through November 30, 2015, increasing to $4,500 per quarter thereafter. During the three months ended May 31, 2016 and 2015, the Company incurred $9,000 and $8,500, respectively in cash based Board compensation. During the nine months ended May 31, 2016 and 2015, the Company incurred $26,500 and $25,500, respectively in cash based Board compensation.

The Company grants stock options and common stock for services rendered by certain individuals, including the Company's non-employee directors and sole officer, Mr. Conklin. During the three months ended May 31, 2016 and 2015, the Company recognized net compensation expense related to stock options issued to our non-employee directors and executive of $43,380 and $84,198, respectively. During the nine months ended May 31, 2016 and 2015, the Company recognized net compensation expense related to stock options issued to our non-employee directors and executive of $153,270 and $343,108, respectively. During the three months ended May 31, 2016 and 2015, the Company recognized no compensation expense related to restricted stock issued to our non-employee directors and executive. During the nine months ended May 31, 2016 and 2015 the Company recognized compensation expense related to restricted stock issued to the Company's non-employee directors and executive of $337,500 and $84,000, respectively.

The law firm of Sierchio & Partners, LLP (formerly Sierchio & Company, LLP), of which Joseph Sierchio, one of the Company's directors, is a principal, has provided counsel to the Company since its inception. During the three months ended May 31, 2016 and 2015, the law firm of Sierchio & Partners, LLP provided $73,730 and $88,945, respectively, of legal services. During the nine months ended May 31, 2016 and 2015, the law firm of Sierchio & Partners, LLP provided $221,324 and $92,997, respectively, of legal services. At May 31, 2016, the Company owed Sierchio & Partners, LLP $73,730 which is included in accounts payable.

On October 7, 2013, the Company entered into the 2013 Loan Agreement with the Investor. On November 10, 2014, the Company and the Investor entered into the 2015 Loan Agreement resulting in the extension of the 2013 Note's maturity date to December 31, 2015 and the issuance of a Series J Warrant to purchase 3,110,378 shares of our common stock and a Series K Warrant to purchase 3,110,378 shares of our common stock. On December 31, 2015, the Company entered into the 2015 Second Amended Loan Agreement with the Investor resulting in the extension of the 2013 Note's maturity date to December 31, 2017 and the issuance of a Series N Warrant to purchase 767,000 shares of our common stock. Additionally, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant to purchase 921,875 shares of common stock from October 6, 2018 to December 31, 2020, and extended the maturity date of the Series J Warrant to purchase 3,110,378 shares of common stock and Series K Warrant to purchase 3,110,378 shares of common stock from November 9, 2019 to December 31, 2020. For more information, see "NOTE 2 - Debt" above.

On December 7, 2015, the Company entered into a Bridge Loan Agreement with the Investor pursuant to which the Company may borrow up to $550,000; of which $400,000 was advanced on October 7, 2015 and $150,000 on December 22, 2015 (each advance includes an additional $5 related to wire fees). As a condition to the Investor's entry into the December 2015 Loan Agreement, the Company issued the Investor a Series M Stock Purchase Warrant to purchase up to 275,000 shares of the Company's common stock for a period of five years, with an exercise price of $2.34. Additionally, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series M Warrant to purchase 275,000 shares of common stock from December 7, 2020 to December 31, 2020. For more information, see "NOTE 2 – Debt" above.

During the nine months ended May 31, 2016, the Investor purchased 250 PPM Units related to the February 2016 Private Placement Offering resulting in the Company receiving $775,000. Additionally, the Investor converted $548,700 of principal owed under the December 2015 Loan Agreement in exchange for 177 PPM units. As a result, the Company issued 427,000 shares of common stock, 427,000 Series O Warrants, and 213,500 Series P Warrants. For more information, see "NOTE 2 – Debt" and "NOTE 3 – Private Placement" above.

During 2015, the Company received $765,156 upon the Investor's exercise of 921,875 Series H Warrants, for an equal number of shares, originally issued on February 1, 2013 pursuant to the Company's $1.2 million self-directed financing.

During the nine months ended May 31, 2016, the Company received and repaid a short term cash advance from the Investor totaling $25,720.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.